Consolidated Statements of Income and Comprehensive Income - USD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Revenues
Revenues		$ 3,429,414	$ 2,348,380
Operating expenses
Selling and marketing expenses		178,839	105,822
Staff costs and employee benefits		1,016,439	697,746
Legal and professional fees		316,733	131,890
IT consultancy service expense – a related party		231,086	153,472
Rental expenses		108,345	65,182
Technology expenses		253,321	108,233
Other general and administrative expenses		92,229	107,773
Total operating expenses		2,196,992	1,370,118
Income from operations		1,232,422	978,262
Other income
Bank interest income		305,005	233,036
Other income (expense), net		51,365	(6,299)
Total other income, net		356,370	226,737
Income before income tax expenses		1,588,792	1,204,999
Income tax expenses		156,390	160,107
Net income		1,432,402	1,044,892
Other comprehensive (loss) income
Foreign currency translation adjustment		(22,431)	13,628
Total comprehensive income		$ 1,409,971	$ 1,058,520
Earnings per ordinary share (Note 12)
Basic (in Dollars per share)	[1]	$ 0.08	$ 0.07
Diluted (in Dollars per share)	[1]	$ 0.08	$ 0.07
Weighted average number of ordinary shares
Basic (in Shares)	[1]	16,893,370	16,020,000
Diluted (in Shares)	[1]	16,893,370	16,020,000
Securities Brokerage Commissions and Handling Fee | Third Parties
Revenues
Revenues		$ 1,284,882	$ 292,727
Securities Brokerage Commissions and Handling Fee | Related Party
Revenues
Revenues		7,678
Placing Services Fee
Revenues
Revenues		196,160	1,900,020
Underwriting Service Fee
Revenues
Revenues		692,835
Financial Advisory Service Income | Third Parties
Revenues
Revenues		879,160
Financial Advisory Service Income | Related Party
Revenues
Revenues		146,631
Custodial and Other Service Income
Revenues
Revenues		8,784	127,717
Interest Income from Loans to Customers | Third Parties
Revenues
Revenues		210,115	27,771
Interest Income from Loans to Customers | Related Party
Revenues
Revenues		$ 3,169	$ 145

[1]	The shares and per share data are presented on a retroactive basis to reflect the reorganization (Notes 1 and 13).